SCHEDULE OF PROPERTY PLANT AND EQUIPMENT NET (Details)	12 Months Ended
Dec. 31, 2022
Building [Member]
Property, Plant and Equipment [Line Items]
Depreciation methods	Straight-line method
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	7 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	47 years
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Depreciation methods	Straight-line or declining balance method
Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	18 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation methods	Declining balance method
Useful life	6 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Depreciation methods	Declining balance method
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	2 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	6 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Depreciation methods	Declining balance method
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	2 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	17 years
Land [Member]
Property, Plant and Equipment [Line Items]
Depreciation methods	Not depreciated
Software Development [Member]
Property, Plant and Equipment [Line Items]
Depreciation methods	Straight-line method
Useful life	5 years